19. Information on related parties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Related party income	$ 3,587	$ 3,687	$ 668
Related party expenses	143,145	88,187	36,942
Related party receivables	17,524	14,230	27,736
Related party payables	$ 9,179	2,564	4,431
Related party 1
Disclosure of transactions between related parties [line items]
Name of related party	Termoeléctrica José de San Martín S.A.
Related party income	$ 180	180	150
Related party expenses	0	0	0
Related party receivables	19	19	19
Related party payables	$ 0	0	0
Related party 2
Disclosure of transactions between related parties [line items]
Name of related party	Distribuidora de Gas Cuyana S.A.
Related party income	$ 0	0	0
Related party expenses	46,793	23,019	9,858
Related party receivables	0	0	0
Related party payables	$ 7,251	2,564	807
Related party 3
Disclosure of transactions between related parties [line items]
Name of related party	Distribuidora de Gas del Centro S.A.
Related party income	$ 0	0	0
Related party expenses	0	92	2,923
Related party receivables	0	0	0
Related party payables	$ 0	0	3,624
Related party 4
Disclosure of transactions between related parties [line items]
Name of related party	Energía Sudamericana S.A.
Related party income	$ 0	257	388
Related party expenses	0	0	0
Related party receivables	20	260	16,907
Related party payables	$ 1,928	0	0
Related party 5
Disclosure of transactions between related parties [line items]
Name of related party	Transportadora de Gas del Mercosur S.A.
Related party income	$ 3,270	3,105	0
Related party expenses	0	0	0
Related party receivables	17,245	13,940	10,799
Related party payables	$ 0	0	0
Related party 6
Disclosure of transactions between related parties [line items]
Name of related party	RMPE Asociados S.A.
Related party income	$ 137	145	130
Related party expenses	96,352	65,076	24,161
Related party receivables	0	11	11
Related party payables	$ 0	$ 0	$ 0